Changes in accounting policies	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Changes in accounting policies	Changes in accounting policies:
The Corporation has consistently applied the accounting policies set out in note 4 to all periods presented in these consolidated financial statements, except as described below. The Corporation has adopted IFRS 16 Leases and IFRIC Interpretation 23 Uncertainty over Income Tax Treatments, effective January 1, 2019. The effect of applying IFRS 16 Leases had a significant impact on the financial statements which is detailed below, whereas the adoption of IFRIC Interpretation 23 Uncertainty over Income Tax Treatments did not have a significant impact on the Corporation's financial statements. A number of other new standards and interpretations are also effective from January 1, 2019 but they did not have a significant impact on the Corporation's financial statements.
Due to the transition methods chosen by the Corporation in applying these standards, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.
(a) IFRS 16 LEASES

The Corporation has adopted IFRS 16 Leases using the modified retrospective approach from January 1, 2019, and therefore has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in retained earnings at January 1, 2019. There was no adjustment to retained earnings as a result of this change in accounting policy.

The Corporation has elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Corporation relied on its assessment made applying IAS 17 Leases and IFRIC 4 Determining Whether an Arrangement Contains a Lease ("IFRIC 4"). The definition of a lease under IFRS 16 Leases was applied only to contracts entered into or changed on or after January 1, 2019.
3.  Changes in accounting policies (cont'd):

(a) IFRS 16 LEASES (cont'd)

On adoption of IFRS 16 Leases, the Corporation recognized lease liabilities in relation to leases which had previously been classified as "operating lease" under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the Corporation’s incremental borrowing rate as of January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Corporation used the following practical expedients when applying IFRS 16 Leases to leases previously classified as operating leases under IAS 17 Leases:

•Applied a single discount rate to a portfolio of leases with reasonably similar characteristics;
•Relied on previous assessments on whether leases are onerous;
•Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term;
•Excluded initial direct costs for the measurement of the right-of-use asset at the date of initial application;
•Applied hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

For leases previously classified as finance leases, the Corporation recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right-of-use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 Leases are only applied after that date.

Under IFRS 16 Leases, the Corporation is required to assess the classification of a sub-lease with reference to the right-of-use asset, not the underlying asset. On transition, the Corporation concluded that sub-lease contracts previously classified as operating leases under IAS 17 Leases are also operating leases under IFRS 16 Leases.

Under IFRS 16 Leases, the Corporation continues to account for the sale-and-leaseback transaction for the manufacturing, research and office facility in Burnaby, BC completed in 2010 as a sale-and-leaseback transaction. At the time of the transaction, it was concluded that the building component of the sale-and-leaseback qualified as a finance lease and the land component was bifurcated and treated as an operating lease. As such, there is no adjustment to the right-of-use asset and the related lease liability of the building component upon transition. However, as the land component now meets the definition of a right-of-use asset under IFRS 16 Leases, the land component of the sale-and-leaseback transaction has now been accounted for as a finance lease with the land component now recognized as a right-of-use asset with a related lease liability recognized.

On transition to IFRS 16 Leases, the Corporation recognized additional right-of-use assets and lease liabilities, and reduced prepaid expenses, accrued liabilities and deferred lease inducements. The impact on transition is summarized below.

January 1, 2019
Right-of-use assets	$11,434
Prepaid expenses	(20)
Accrued liabilities	282
Deferred lease inducements	2,292
Lease liability	(13,988)
3.  Changes in accounting policies (cont'd):

When measuring lease liabilities for leases that were classified as operating leases, the Corporation discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied is 7%.

January 1, 2019
Operating lease commitment disclosed as at December 31, 2018	$17,770
Discounted using the lessee's incremental borrowing rate as at the date of initial application	14,110
Add: Finance lease liabilities previously recognized as at December 31, 2018	5,695
Less: Short term leases not recognized under IFRS 16	(122)
Lease liability recognized as at January 1, 2019	$19,683

(b) IFRIC INTERPRETATION 23 UNCERTAINTY OVER INCOME TAX TREATMENTS

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation requires:

•An entity to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;

•An entity to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and

•If it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount of expected value, depending on whichever method better predicts the resolution of the uncertainty.

The adoption of IFRIC Interpretation 23 Uncertainty over Income Tax Treatments did not have a significant impact on the Corporation’s financial statements.